Property, Leasehold Improvements and Equipment (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, leasehold improvements and equipment:
Gross	$ 63,020
Less accumulated depreciation	(1,178)
Net	61,842	$ 53,563
Depreciation	1,178	$ 9,576
Furniture and fixtures
Property, leasehold improvements and equipment:
Gross	11,494
Leasehold improvements
Property, leasehold improvements and equipment:
Gross	42,350
Equipment
Property, leasehold improvements and equipment:
Gross	6,601
Vehicles
Property, leasehold improvements and equipment:
Gross	$ 2,575
Predecessor
Property, leasehold improvements and equipment:
Gross					$ 107,962
Less accumulated depreciation					(81,114)
Net					26,848
Fair value adjustment on property, leasehold improvements and equipment				$ 43,083
Depreciation			$ 3,193	$ 11,382	13,895	$ 14,439
Predecessor | Furniture and fixtures
Property, leasehold improvements and equipment:
Gross					25,677
Predecessor | Leasehold improvements
Property, leasehold improvements and equipment:
Gross					50,400
Predecessor | Equipment
Property, leasehold improvements and equipment:
Gross					28,744
Predecessor | Vehicles
Property, leasehold improvements and equipment:
Gross					$ 3,141